Dividends	12 Months Ended
Dec. 31, 2016
Notes To Consolidated Financial Statements
Dividends

20. Dividends

During 2016, the Company declared no dividend on its common shares.

During 2016, the Company declared and paid four quarterly consecutive dividends of $0.50 per share for each of Series B Preferred Shares, totaling $3,049, of Series C Preferred Shares, totaling $4,600, and of Series D Preferred Shares, totaling $6,400.